Business combinations (Details 2) - APP Sistemas S.A. ("APP") R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	R$ 5,734
Call option in the acquiree	4,300
Non-controlling interest in acquiree recognised at acquisition date	5,372
Consideration transferred, acquisition-date fair value	15,406
Gain recognized by remeasurement of interest	R$ 1,986
Remeasurement of participation	19.80%
Previously held equity interest in the acquire, at carrying amount	R$ 2,314